FAIR VALUES - Assets and Liabilities at Amortized Cost (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Liabilities
Financial liabilities at amortised cost	$ 174,866,398	$ 67,297,539
Book value
Financial Assets
Financial assets at amortised cost	6,768,944,902	4,524,324,641
Financial Liabilities
Financial liabilities at amortised cost	6,176,558,682	4,348,115,728
Book value | Deposits
Financial Liabilities
Financial liabilities at amortised cost	5,118,886,479	4,174,648,931
Book value | Other financial liabilities
Financial Liabilities
Financial liabilities at amortised cost	8,600,651	9,796,031
Book value | Repo transactions
Financial Liabilities
Financial liabilities at amortised cost	393,411,412
Book value | Financing received from the Central Bank and other financial institutions.
Financial Liabilities
Financial liabilities at amortised cost	480,793,742	51,695,858
Book value | Unsubordinated Debt securities
Financial Liabilities
Financial liabilities at amortised cost	174,866,398	67,297,539
Book value | Cash and due from Banks
Financial Assets
Financial assets at amortised cost	1,599,186,464	858,981,662
Book value | Other financial assets
Financial Assets
Financial assets at amortised cost	13,162,141	15,093,100
Book value | Loans and other financing
Financial Assets
Financial assets at amortised cost	3,765,478,226	2,854,710,927
Book value | Other Debt Securities
Financial Assets
Financial assets at amortised cost	706,297,983	795,536,505
Book value | Financial assets Pledged as collateral
Financial Assets
Financial assets at amortised cost	681,163,072	2,447
Fair value
Financial Assets
Financial assets at amortised cost	7,030,868,554	4,801,191,554
Financial Liabilities
Financial liabilities at amortised cost	6,168,337,795	4,379,403,389
Fair value | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	3,012,253,551	1,666,811,436
Financial Liabilities
Financial liabilities at amortised cost	578,424,469	121,770,939
Fair value | Level 2 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost		1,749,695
Fair value | Level 3 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	4,018,615,003	3,132,630,423
Financial Liabilities
Financial liabilities at amortised cost	5,589,913,326	4,257,632,450
Fair value | Deposits
Financial Liabilities
Financial liabilities at amortised cost	5,136,751,125	4,206,034,138
Fair value | Deposits | Level 3 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost	5,136,751,125	4,206,034,138
Fair value | Other financial liabilities
Financial Liabilities
Financial liabilities at amortised cost	8,600,651	9,796,031
Fair value | Other financial liabilities | Level 1 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost	8,600,651	9,796,031
Fair value | Repo transactions
Financial Liabilities
Financial liabilities at amortised cost	393,411,412
Fair value | Repo transactions | Level 1 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost	393,411,412
Fair value | Financing received from the Central Bank and other financial institutions.
Financial Liabilities
Financial liabilities at amortised cost	453,162,201	51,598,312
Fair value | Financing received from the Central Bank and other financial institutions. | Level 3 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost	453,162,201	51,598,312
Fair value | Unsubordinated Debt securities
Financial Liabilities
Financial liabilities at amortised cost	176,412,406	67,297,539
Fair value | Unsubordinated Debt securities | Level 1 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost	176,412,406	67,297,539
Fair value | Cash and due from Banks
Financial Assets
Financial assets at amortised cost	1,599,186,464	858,981,662
Fair value | Cash and due from Banks | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	1,599,186,464	858,981,662
Fair value | Other financial assets
Financial Assets
Financial assets at amortised cost	13,162,141	15,093,100
Fair value | Other financial assets | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	13,162,141	15,093,100
Fair value | Loans and other financing
Financial Assets
Financial assets at amortised cost	4,018,615,003	3,132,630,423
Fair value | Loans and other financing | Level 3 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	4,018,615,003	3,132,630,423
Fair value | Other Debt Securities
Financial Assets
Financial assets at amortised cost	715,560,730	794,483,922
Fair value | Other Debt Securities | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	715,560,730	792,734,227
Fair value | Other Debt Securities | Level 2 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost		1,749,695
Fair value | Financial assets Pledged as collateral
Financial Assets
Financial assets at amortised cost	680,687,200	2,447
Fair value | Financial assets Pledged as collateral | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	$ 680,687,200	$ 2,447